Equity-accounted investees (Details Textual) - USD ($) $ in Thousands				1 Months Ended	3 Months Ended			12 Months Ended
		Jul. 31, 2019	Nov. 14, 2018	Jul. 31, 2019	Dec. 31, 2020	Sep. 30, 2020	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 11, 2019	May 15, 2018	Mar. 31, 2018
Equity-accounted investees [Line Items]
Investments accounted for using equity method					$ 85,993			$ 85,993	$ 109,435	$ 111,549
Percentage of voting equity interests acquired												50.00%
Dividends paid, classified as financing activities								221,995	329,787	550,352
Profit loss from sale of interests in associates							$ 643
Kore Potash Ltd. [Member]
Equity-accounted investees [Line Items]
Percentage share reduction					0.06%
Proportion of ownership interest in associate					20.20%
Increase decrease in equity through share based payment transaction					$ 79
Kore Potash Ltd. [Member] | SQM [Member] | South Africa
Equity-accounted investees [Line Items]
Proportion of ownership interest in associate		19.67%				20.26%
Investment in associate shares						260,598,591
Total shares in associates						584,753,846
Payment to acquire investment in associates				$ 2,600		$ 1,679
Plantacote N.V [Member] | WSNPK [Member] | SQM [Member] | Netherlands
Equity-accounted investees [Line Items]
Business combination total purchase consideration					16,757			16,757
Business combination goodwill					7,380			7,380
SQM Thailand Co Ltd [Member]
Equity-accounted investees [Line Items]
Dividends paid, classified as financing activities			$ 759
Kore Potash PLC [Member]
Equity-accounted investees [Line Items]
Investments accounted for using equity method													$ 3,000
Percentage share reduction							0.60%
Transfer in equity of non controlling interest to other reserves							$ 754
Doktor Tarsa Tarim Sanayi AS [Member]
Equity-accounted investees [Line Items]
Investments accounted for using equity method	[1],[2]				0			0	26,001	21,582
Proceeds from sales of interests in associates						33,066
Profit loss from sale of interests in associates						11,408
Other current receivables						4,745
Other non current receivables					9,491			9,491
Doktor Tarsa Tarim Sanayi AS [Member] | Doctochem Tarim Sanayi LTD [Member]
Equity-accounted investees [Line Items]
Percentage of voting equity interests acquired											100.00%
SQM Eastmed Turkey [Member]
Equity-accounted investees [Line Items]
Investments accounted for using equity method	[1],[2]				$ 0			$ 0	$ 623	$ 310
Proportion of ownership interest in associate								50.00%
Proceeds from sales of interests in associates						618
Profit loss from sale of interests in associates						$ 408

[1]	As of December 31, 2020, these investments no longer form part of the group. See Note 8.4 (a).
[2]	These investments include adjustments for unrealized results.